UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23C-2 UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 814-00794

GOLUB CAPITAL BDC, INC.

(Exact Name Of Registrant As Specified In Charter)

200 Park Avenue, 25th Floor

New York, NY 10166

(Address of Principal Executive Offices) (Zip Code)

The undersigned hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)	Title of the class of securities of Golub Capital BDC, Inc. (the “Company”) to be redeemed:

3.375% Notes due 2024 (CUSIP: 38173M AA0) (the “Notes”).

(2)	Date on which the securities are to be redeemed:

The Notes will be redeemed on April 8, 2024.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Notes are to be redeemed pursuant to (i) Article Eleven of the Company’s base indenture, dated as of October 2, 2020 (the “Base Indenture”), by and between the Company and U.S. Bank Trust Company, National Association (as successor in interest to U.S. Bank National Association) (the “Trustee”), as trustee, and (ii) Section 1.01(h) of the First Supplemental Indenture, dated as of October 2, 2020, by and between the Company and the Trustee (the “First Supplemental Indenture”), relating to the Notes.

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will redeem, in whole, $500,000,000 in aggregate principal amount of the issued and outstanding Notes pursuant to the terms of the Base Indenture and the First Supplemental Indenture.

SIGNATURES

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 8th day of March, 2024.

Golub Capital BDC, Inc.

By:	/s/ Christopher C. Ericson
Name: Christopher C. Ericson
Title: Chief Financial Officer and Treasurer